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DEUTSCHE ASSET MANAGEMENT

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Mutual Fund

Annual Report

                                                                October 31, 2001

                                    Class A, B, C Shares and Institutional Class

Emerging Growth Fund


[LOGO OMITTED]
A Member of the
DEUTSCHE BANK GROUP

Emerging Growth Fund
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS .................................   3
              PERFORMANCE COMPARISON .................................   5
              ADDITIONAL PERFORMANCE INFORMATION .....................   6

              EMERGING GROWTH FUND
                 Schedule of Investments .............................  11
                 Statement of Assets and Liabilities .................  12
                 Statement of Operations .............................  13
                 Statements of Changes in Net Assets .................  14
                 Financial Highlights ................................  15
                 Notes to Financial Statements .......................  19
                 Report of Independent Accountants ...................  23
                 Tax Information .....................................  23



                             ---------------------
              The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                             ---------------------

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                                        2

Emerging Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


The past year was one of the most difficult periods in recent memory, made all the more so by the horrific terrorist attacks of September 11 that took the lives of several friends, thousands of fellow financial services colleagues, and other innocent victims. The stock market, which already was laboring, reacted to the attacks in a predictably emotional way. The Dow Jones Industrial average, the only major index that had not fallen the requisite 20% to confirm a Bear Market, fell through that level and all the others made new lows before beginning to recover in late September.


   Periods Ended                                    AVERAGE ANNUAL TOTAL RETURNS
   October 31, 2001                    Year-to-Date    1 Year  3 Years  5 Years

 Emerging Growth Fund--Class A Shares      (28.64)%  (37.49)%    2.09%    3.00%
--------------------------------------------------------------------------------
 Russell 2000 Growth Index                 (21.13)%  (31.50)%    0.95%    0.96%
--------------------------------------------------------------------------------
 Russell 2000 Index                        (10.41)%  (12.70)%    5.59%    6.07%
--------------------------------------------------------------------------------

Year-to-date 1 and trailing one year, the Fund under-performed the relevant indices. In spite of this near-term under performance, long term we continue to out-perform our primary style benchmark--the Russell 2000 Growth Index, as illustrated by the three and five year returns above.

While clearly disappointing, our performance for the reporting period is consistent with historical patterns of under-performance during sharply down markets. The Fund is comprised of both rapidly growing companies and those that we believe have strong market positions and the ability to resume growth in an improving economy. Consequently, we believe the Fund to be well positioned to benefit during a market recovery. The graph to the right comparing the Emerging Growth Fund--Class A Shares performance to the Russell 2000 Growth Index, in both up and down markets, illustrates this point.

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Cumulative Total Returns 2 (%)
Emerging Growth Fund--Class A Shares            Russell 2000 Growth Index
6/24/94-
5/22/96                       106.6                          73.4
5/22/96-
4/28/97                       -17.8                         -20.7
4/28/97-
4/21/98                        62.6                          50.6
10/8/98-
3/9/00                        -45.7                         -41.9
4/21/98-
10/8/98                       232.9                         183.5
3/9/00-
9/21/01                       -61.8                           -60

--------------------------------------------------------------------------------
1 December 31, 2000 to October 31, 2001.
2 Excluding sales charges. THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS A
  SHARES AS OF OCTOBER 31, 2001, INCLUDING THE 5.50% MAXIMUM SALES CHARGE WERE:
  ONE-YEAR (40.93)%, FIVE-YEARS 1.84%, TEN-YEARS 5.56% PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. RETURNS LESS THAN ONE YEAR ARE CUMULATIVE.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

At the beginning of the third quarter earnings reporting season, numerous disappointing announcements sent the market on a downward path, setting the tone for the quarter. In addition, an increasing number of economists opined that the economy had slipped into a recession, an event that the market's earlier recovery had not fully discounted. The September 11, 2001 terrorist attacks caused a virtual shutdown of the US economy, leaving very little room for debate that we are in a recession, prompting the government to provide immediate and significant monetary stimulus with fiscal stimulus anticipated in the future.

The weak economy caused a number of Fund companies to pre-announce disappointing third quarter operating results. There have, however, been fewer pre-announcements among our holdings than in previous quarters and the immediate market reaction to those disappointments has been more varied, with the stocks rising in several instances. Managements of some technology-related companies have indicated improved near-term visibility and the belief that the third quarter may have marked a bottom in their business.

Supporting this anecdotal evidence of a bottom forming, a growing number of economists believe that the recession will be relatively short in duration with a rebound likely in the first half of 2002. For the first time in more than 25 years, both monetary and fiscal policy are expansionary, a combination which should lead to a strong recovery. Of particular significance to the markets are the observations that market bottoms typically precede turns in the economy by some six months and that an increase in liquidity (money supply) eventually leads to greater demand for stocks and resulting higher share prices.

In conclusion, we are cautiously optimistic about the near-term outlook for the Fund but continue to believe in the long-term potential. These are unprecedented times, and geopolitical events can have a significant impact on investor psychology. We remain committed to our investment strategy and are closely reviewing our current holdings as well as continuing to seek new investment opportunities.

/S/ Frederick L. Meserve, Jr.


Frederick L. Meserve, Jr.
Portfolio Manager EMERGING GROWTH FUND
November 16, 2001

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                                        4

Emerging Growth Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Class A Shares, Russell 2000 Growth Index,
S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $10,000 Investment (since inception)2

              Emerging    Russell 2000               Russell    Lipper Multi
            Growth Fund-    Growth       S&P 500      2000       Cap Growth
           Class A Shares    Index        Index       Index     Funds Average

06/15/88      $10,000      $10,000      $10,000      $10,000     $10,000
07/31/88        9,721        9,814        9,962        9,905       9,752
08/31/88        9,442        9,457        9,624        9,653       9,426
09/30/88        9,721        9,725       10,034        9,909       9,817
10/31/88        9,486        9,563       10,313        9,799       9,750
11/30/88        9,364        9,191       10,166        9,474       9,512
12/31/88       10,192        9,640       10,344        9,846       9,850
01/31/89       11,199       10,052       11,101       10,286      10,467
02/28/89       11,567       10,076       10,824       10,361      10,384
03/31/89       11,628       10,356       11,077       10,605      10,633
04/30/89       12,487       10,872       11,652       11,068      11,268
05/31/89       13,029       11,393       12,124       11,545      11,790
06/30/89       12,522       11,026       12,055       11,281      11,527
07/31/89       12,959       11,543       13,143       11,716      12,386
08/31/89       13,730       11,874       13,400       12,002      12,822
09/30/89       13,677       12,011       13,346       12,040      12,929
10/31/89       13,056       11,354       13,036       11,328      12,432
11/30/89       12,819       11,454       13,302       11,404      12,616
12/31/89       13,474       11,584       13,621       11,447      12,750
01/31/90       11,635       10,389       12,707       10,447      11,734
02/28/90       11,985       10,782       12,870       10,771      12,081
03/31/90       12,395       11,277       13,211       11,190      12,575
04/30/90       11,975       10,942       12,882       10,825      12,313
05/31/90       13,544       11,917       14,138       11,591      13,623
06/30/90       13,554       11,988       14,042       11,615      13,652
07/31/90       12,585       11,444       13,997       11,104      13,261
08/31/90       10,666        9,787       12,732        9,625      11,845
09/30/90        9,556        8,860       12,113        8,773      10,945
10/31/90        8,926        8,363       12,061        8,238      10,678
11/30/90       10,226        9,132       12,841        8,866      11,578
12/31/90       10,636        9,567       13,198        9,218      12,055
01/31/91       11,095       10,466       13,773       10,051      13,025
02/28/91       12,295       11,668       14,758       11,172      14,070
03/31/91       13,095       12,490       15,115       11,958      14,735
04/30/91       12,885       12,342       15,151       11,928      14,613
05/31/91       13,684       12,938       15,805       12,497      15,389
06/30/91       12,555       12,057       15,081       11,769      14,555
07/31/91       13,524       12,604       15,784       12,182      15,504
08/31/91       14,494       13,160       16,158       12,632      16,169
09/30/91       14,534       13,358       15,887       12,731      16,139
10/31/91       15,224       13,927       16,101       13,068      16,571
11/30/91       14,074       13,201       15,452       12,464      15,937
12/31/91       15,913       14,465       17,219       13,462      18,046
01/31/92       16,383       15,601       16,898       14,552      18,283
02/29/92       16,693       15,767       17,117       14,977      18,506
03/31/92       15,274       14,861       16,784       14,470      17,690
04/30/92       14,414       13,998       17,277       13,963      17,145
05/31/92       14,204       13,966       17,362       14,149      17,212
06/30/92       13,245       13,076       17,104       13,480      16,504
07/31/92       13,714       13,486       17,802       13,949      17,154
08/31/92       13,274       12,967       17,438       13,555      16,703
09/30/92       13,384       13,329       17,643       13,868      17,070
10/31/92       13,524       13,877       17,704       14,308      17,660
11/30/92       14,484       15,172       18,307       15,403      18,845
12/31/92       14,452       15,589       18,531       15,940      19,299
01/31/93       14,379       15,782       18,686       16,479      19,552
02/28/93       13,762       14,925       18,941       16,099      18,787
03/31/93       14,296       15,309       19,341       16,621      19,478
04/30/93       13,501       14,823       18,873       16,165      18,800
05/31/93       14,306       15,712       19,378       16,880      19,934
06/30/93       13,971       15,750       19,435       16,986      20,028
07/31/93       13,668       15,907       19,357       17,220      20,005
08/31/93       14,337       16,668       20,091       17,964      20,990
09/30/93       14,682       17,219       19,937       18,471      21,518
10/31/93       14,651       17,717       20,349       18,946      21,707
11/30/93       13,752       17,000       20,155       18,323      21,089
12/31/93       14,340       17,671       20,399       18,949      21,865
01/31/94       14,635       18,142       21,093       19,543      22,477
02/28/94       15,083       18,062       20,520       19,473      22,287
03/31/94       14,258       16,952       19,625       18,445      20,995
04/30/94       13,822       16,978       19,877       18,554      20,978
05/31/94       13,610       16,598       20,203       18,346      20,700
06/30/94       12,632       15,889       19,708       17,723      19,654
07/31/94       13,115       16,115       20,355       18,014      20,077
08/31/94       14,258       17,298       21,190       19,018      21,372
09/30/94       14,576       17,370       20,672       18,954      21,239
10/31/94       15,201       17,555       21,136       18,879      21,622
11/30/94       14,611       16,845       20,366       18,117      20,783
12/31/94       15,062       17,242       20,668       18,604      21,084
01/31/95       15,275       16,890       21,204       18,369      21,013
02/28/95       16,268       17,671       22,031       19,133      21,861
03/31/95       16,575       18,187       22,681       19,463      22,578
04/30/95       16,138       18,461       23,349       19,895      22,850
05/31/95       16,386       18,702       24,282       20,237      23,364
06/30/95       18,159       19,991       24,846       21,287      24,866
07/31/95       19,046       21,549       25,670       22,513      26,593
08/31/95       19,838       21,815       25,734       22,979      26,915
09/30/95       20,949       22,265       26,820       23,390      27,742
10/31/95       20,205       21,169       26,725       22,344      27,236
11/30/95       20,599       22,104       27,898       23,282      28,207
12/31/95       20,686       22,594       28,435       23,897      28,416
01/31/96       20,174       22,407       29,402       23,871      28,692
02/29/96       21,971       23,428       29,676       24,615      29,603
03/31/96       22,046       23,891       29,961       25,116      29,979
04/30/96       24,541       25,726       30,403       26,459      31,644
05/31/96       25,652       27,045       31,188       27,502      32,630
06/30/96       24,728       25,288       31,306       26,372      31,591
07/31/96       21,684       22,200       29,923       24,069      28,945
08/31/96       23,431       23,844       30,554       25,466      30,439
09/30/96       25,140       25,072       32,275       26,462      32,511
10/31/96       23,880       23,990       33,164       26,054      32,059
11/30/96       24,654       24,657       35,671       27,127      33,585
12/31/96       24,452       25,138       34,964       27,838      33,137
01/31/97       26,243       25,766       37,148       28,395      34,797
02/28/97       24,166       24,210       37,439       27,706      33,425
03/31/97       22,063       22,502       35,901       26,399      31,306
04/30/97       22,141       22,241       38,044       26,473      31,979
05/31/97       26,281       25,584       40,361       29,418      34,953
06/30/97       27,657       26,452       42,172       30,679      36,204
07/31/97       28,319       27,807       45,525       32,106      39,293
08/31/97       29,500       28,642       42,974       32,841      38,573
09/30/97       32,005       30,927       45,327       35,244      40,982
10/31/97       30,071       29,070       43,813       33,696      39,024
11/30/97       29,877       28,377       45,842       33,478      39,101
12/31/97       29,522       28,393       46,629       34,064      39,499
01/31/98       29,222       28,014       47,145       33,526      39,240
02/28/98       32,167       30,487       50,545       36,005      42,726
03/31/98       34,553       31,766       53,134       37,490      44,827
04/30/98       33,844       31,961       53,668       37,697      45,116
05/31/98       30,054       29,639       52,746       35,667      42,984
06/30/98       30,681       29,941       54,888       35,742      44,991
07/31/98       27,231       27,441       54,304       32,849      43,323
08/31/98       21,108       21,107       46,465       26,470      35,016
09/30/98       23,604       23,247       49,428       28,542      37,931
10/31/98       26,017       24,459       53,450       29,706      39,797
11/30/98       27,640       26,357       56,692       31,262      42,782
12/31/98       31,472       28,742       59,955       33,196      47,754
01/31/99       30,067       30,034       62,462       33,638      50,374
02/28/99       27,135       27,287       60,521       30,913      47,222
03/31/99       27,367       28,259       62,944       31,396      50,066
04/30/99       28,458       30,754       65,380       34,209      51,261
05/31/99       28,785       30,803       63,835       34,709      50,566
06/30/99       30,735       32,426       67,378       36,278      54,305
07/31/99       29,249       31,423       65,275       35,283      53,086
08/31/99       28,949       30,248       64,952       33,977      52,871
09/30/99       30,872       30,831       63,171       33,984      52,991
10/31/99       33,217       31,621       67,169       34,122      56,995
11/30/99       37,021       34,964       68,549       36,159      62,340
12/31/99       46,973       41,127       72,571       40,252      73,589
01/31/00       42,309       40,744       68,924       39,606      71,986
02/29/00       61,398       50,223       67,620       46,146      87,165
03/31/00       50,516       44,944       74,235       43,104      85,147
04/30/00       45,418       40,406       72,001       40,510      77,029
05/31/00       42,085       36,868       70,524       38,149      71,397
06/30/00       46,469       41,631       72,263       41,475      79,845
07/31/00       43,276       38,063       71,133       40,140      77,091
8/31/00        47,673       42,067       75,551       43,203      86,670
9/30/00        42,996       39,977       71,563       41,933      83,079
10/31/00       44,284       36,732       71,260       40,061      77,090
11/30/00       37,141       30,063       65,642       35,949      63,396
12/31/00       38,792       31,902       65,963       39,036      65,856
1/31/01        40,563       34,484       68,304       41,069      67,537
2/28/01        33,854       29,757       62,076       38,374      57,362
3/31/01        29,468       27,052       58,143       36,497      51,175
4/30/01        34,942       30,364       62,661       39,352      57,211
5/31/01        35,933       31,067       63,081       40,319      57,086
6/30/01        38,272       31,958       61,546       41,747      55,799
7/31/01        34,796       29,196       60,940       39,488      52,928
8/31/01        32,002       27,373       57,125       38,213      48,974
9/30/01        24,594       22,956       52,507       33,069      43,121
10/31/01       27,681       25,165       53,512       28,869      45,757


                                                CUMULATIVE TOTAL RETURNS                 AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended            1 Year 3 Years  5 Years 10 Years       Since   1 Year  3 Years  5 Years 10 Years    Since
   October 31, 2001                                          Inception 2                                  Inception 2
 Emerging Growth Fund
   Class A Shares          (37.49)%   6.39%   15.92%   81.83%    176.81%  (37.49)%    2.09%    3.00%    6.16%   7.91%
   Class B Shares          (37.95)%   3.99%   11.36%      --%     10.61%  (37.95)%    1.31%    2.18%      --%   1.90%
   Class C Shares          (38.02)%     --%      --%      --%    (36.69)% (38.02)%      --%      --%      --% (30.61)%
   Institutional Class     (37.35)%   7.19%   17.30%      --%     36.64%  (37.35)%    2.34%    3.24%      --%   5.34%
--------------------------------------------------------------------------------------------------------------------
 Russell 2000
   Growth Index 3          (31.50)%   2.87%    4.88%    80.69%   151.65%  (31.50)%    0.95%    0.96%    6.09%   7.17%
--------------------------------------------------------------------------------------------------------------------
 S&P 500 Index 4           (24.91)%   0.12%   61.36%   232.36%   435.12%  (24.91)%    0.04%   10.04%   12.76%  13.41%
--------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 5      (12.70)%  17.73%   34.24%   167.73%   249.74%  (12.70)%    5.59%    6.07%   10.35%   9.85%
--------------------------------------------------------------------------------------------------------------------
 Lipper Multi Cap Growth
   Funds Average 6         (43.31)%   8.52%   38.56%   177.08%   357.57%  (43.31)%    2.22%    6.16%   10.38%  11.72%

--------------------------------------------------------------------------------
THE FUND'S AVERAGE ANNUAL TOTAL RETURNS AS OF OCTOBER 31, 2001, INCLUDING THE MAXIMUM SALES CHARGES APPLICABLE TO EACH CLASS WERE: CLASS A SHARES--ONE-YEAR (40.93)%, FIVE-YEAR 1.84%, TEN-YEAR 5.56%, SINCE INCEPTION 7.45%; CLASS B SHARES--ONE-YEAR (41.05)%, FIVE-YEAR 1.81%, SINCE INCEPTION 1.73%; CLASS C
SHARES--ONE-YEAR (38.64)%, SINCE INCEPTION (30.60)%. THE MAXIMUM SALES CHARGE FOR EACH CLASS IS AS FOLLOWS: CLASS A SHARES: 5.50%; CLASS B SHARES: A CONTINGENT DEFERRED SALES CHARGE ('CDSC') OF 5.00% DECLINING TO 0% AFTER SIX YEARS AND; CLASS C SHARES A CDSC OF 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions and excludes the impact of any sales charges. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 Inception dates: Class A Shares June 15, 1988, Class B Shares, June 20, 1996,
  Class C Shares July 31, 2000, Institutional Class November 2, 1995. Benchmark returns are for comparative purposes relative to Class A Shares and are for the periods beginning June 30, 1988.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.


--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION

The shareholder letter included in this report contains statistics designed to help you evaluate the performance of your Fund's management. To further assist in this evaluation, the Securities and Exchange Commission (SEC) requires that we include, on an annual basis, a line graph comparing the performance of each of the Fund's classes to that of an appropriate market index. This graph measures the growth of a $10,000 hypothetical investment (or the Fund class' minimum initial investment if that amount exceeds $10,000) from the inception date of the respective class through the end of the most recent fiscal year-end. The SEC also requires that we report the total return of each class, according to a standardized formula, for various time periods through the end of the most recent fiscal year.

Both the line graph and the SEC standardized total return figures include the impact of the 5.50% maximum initial sales charge for the Class A Shares and the contingent deferred sales charge applicable to the specified time periods for the Class B and Class C Shares. Returns would be higher for Class A Shares investors who qualified for a lower initial sales charge or for Class B or Class C Shares investors who continued to hold their shares past the end of the specified time period.

While the graphs and the total return figures are required by SEC rules, such comparisons are of limited utility since the total return of the Fund's classes are adjusted for sales charges and expenses while the total return of the indices are not. In fact, if you wished to replicate the total return of these indices, you would have to purchase the securities they represent, an effort that would require a considerable amount of money and would incur expenses that are not reflected in the index results.

The SEC total return figures may differ from total return figures in the Shareholder Letter and the Performance Comparison sections because the SEC figures include the impact of sales charges while the total return figures in the other sections do not. Any performance figures shown are for the full period indicated.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Class A Shares, Russell 2000 Growth Index,
S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $10,000 Investment (since inception)2

              Emerging    Russell 2000               Russell    Lipper Multi
            Growth Fund-    Growth       S&P 500      2000       Cap Growth
           Class A Shares   Index 3      Index 4     Index 5   Funds Average 6

6/15/88       $ 9,483      $10,000      $10,000      $10,000     $10,000
7/31/88         9,186        9,814        9,962        9,905       9,752
8/31/88         8,923        9,457        9,624        9,653       9,426
9/30/88         9,186        9,725       10,034        9,909       9,817
10/31/88        8,964        9,563       10,313        9,799       9,750
11/30/88        8,849        9,191       10,166        9,474       9,512
12/31/88        9,631        9,640       10,344        9,846       9,850
1/31/89        10,583       10,052       11,101       10,286      10,467
2/28/89        10,931       10,076       10,824       10,361      10,384
3/31/89        10,988       10,356       11,077       10,605      10,633
4/30/89        11,800       10,872       11,652       11,068      11,268
5/31/89        12,312       11,393       12,124       11,545      11,790
6/30/89        11,833       11,026       12,055       11,281      11,527
7/31/89        12,246       11,543       13,143       11,716      12,386
8/31/89        12,975       11,874       13,400       12,002      12,822
9/30/89        12,925       12,011       13,346       12,040      12,929
10/31/89       12,338       11,354       13,036       11,328      12,432
11/30/89       12,114       11,454       13,302       11,404      12,616
12/31/89       12,733       11,584       13,621       11,447      12,750
1/31/90        10,995       10,389       12,707       10,447      11,734
2/28/90        11,326       10,782       12,870       10,771      12,081
3/31/90        11,713       11,277       13,211       11,190      12,575
4/30/90        11,316       10,942       12,882       10,825      12,313
5/31/90        12,799       11,917       14,138       11,591      13,623
6/30/90        12,809       11,988       14,042       11,615      13,652
7/31/90        11,893       11,444       13,997       11,104      13,261
8/31/90        10,079        9,787       12,732        9,625      11,845
9/30/90         9,030        8,860       12,113        8,773      10,945
10/31/90        8,435        8,363       12,061        8,238      10,678
11/30/90        9,664        9,132       12,841        8,866      11,578
12/31/90       10,051        9,567       13,198        9,218      12,055
1/31/91        10,485       10,466       13,773       10,051      13,025
2/28/91        11,619       11,668       14,758       11,172      14,070
3/31/91        12,375       12,490       15,115       11,958      14,735
4/30/91        12,176       12,342       15,151       11,928      14,613
5/31/91        12,931       12,938       15,805       12,497      15,389
6/30/91        11,864       12,057       15,081       11,769      14,555
7/31/91        12,780       12,604       15,784       12,182      15,504
8/31/91        13,697       13,160       16,158       12,632      16,169
9/30/91        13,735       13,358       15,887       12,731      16,139
10/31/91       14,387       13,927       16,101       13,068      16,571
11/30/91       13,300       13,201       15,452       12,464      15,937
12/31/91       15,038       14,465       17,219       13,462      18,046
1/31/92        15,482       15,601       16,898       14,552      18,283
2/29/92        15,775       15,767       17,117       14,977      18,506
3/31/92        14,434       14,861       16,784       14,470      17,690
4/30/92        13,621       13,998       17,277       13,963      17,145
5/31/92        13,423       13,966       17,362       14,149      17,212
6/30/92        12,517       13,076       17,104       13,480      16,504
7/31/92        12,960       13,486       17,802       13,949      17,154
8/31/92        12,544       12,967       17,438       13,555      16,703
9/30/92        12,648       13,329       17,643       13,868      17,070
10/31/92       12,780       13,877       17,704       14,308      17,660
11/30/92       13,687       15,172       18,307       15,403      18,845
12/31/92       13,657       15,589       18,531       15,940      19,299
1/31/93        13,588       15,782       18,686       16,479      19,552
2/28/93        13,005       14,925       18,941       16,099      18,787
3/31/93        13,510       15,309       19,341       16,621      19,478
4/30/93        12,758       14,823       18,873       16,165      18,800
5/31/93        13,519       15,712       19,378       16,880      19,934
6/30/93        13,203       15,750       19,435       16,986      20,028
7/31/93        12,916       15,907       19,357       17,220      20,005
8/31/93        13,548       16,668       20,091       17,964      20,990
9/30/93        13,874       17,219       19,937       18,471      21,518
10/31/93       13,845       17,717       20,349       18,946      21,707
11/30/93       12,996       17,000       20,155       18,323      21,089
12/31/93       13,551       17,671       20,399       18,949      21,865
1/31/94        13,830       18,142       21,093       19,543      22,477
2/28/94        14,253       18,062       20,520       19,473      22,287
3/31/94        13,474       16,952       19,625       18,445      20,995
4/30/94        13,062       16,978       19,877       18,554      20,978
5/31/94        12,861       16,598       20,203       18,346      20,700
6/30/94        11,937       15,889       19,708       17,723      19,654
7/31/94        12,394       16,115       20,355       18,014      20,077
8/31/94        13,474       17,298       21,190       19,018      21,372
9/30/94        13,774       17,370       20,672       18,954      21,239
10/31/94       14,365       17,555       21,136       18,879      21,622
11/30/94       13,807       16,845       20,366       18,117      20,783
12/31/94       14,234       17,242       20,668       18,604      21,084
1/31/95        14,435       16,890       21,204       18,369      21,013
2/28/95        15,373       17,671       22,031       19,133      21,861
3/31/95        15,663       18,187       22,681       19,463      22,578
4/30/95        15,250       18,461       23,349       19,895      22,850
5/31/95        15,485       18,702       24,282       20,237      23,364
6/30/95        17,160       19,991       24,846       21,287      24,866
7/31/95        17,998       21,549       25,670       22,513      26,593
8/31/95        18,747       21,815       25,734       22,979      26,915
9/30/95        19,797       22,265       26,820       23,390      27,742
10/31/95       19,094       21,169       26,725       22,344      27,236
11/30/95       19,466       22,104       27,898       23,282      28,207
12/31/95       19,548       22,594       28,435       23,897      28,416
1/31/96        19,064       22,407       29,402       23,871      28,692
2/29/96        20,763       23,428       29,676       24,615      29,603
3/31/96        20,833       23,891       29,961       25,116      29,979
4/30/96        23,191       25,726       30,403       26,459      31,644
5/31/96        24,241       27,045       31,188       27,502      32,630
6/30/96        23,368       25,288       31,306       26,372      31,591
7/31/96        20,491       22,200       29,923       24,069      28,945
8/31/96        22,142       23,844       30,554       25,466      30,439
9/30/96        23,757       25,072       32,275       26,462      32,511
10/31/96       22,567       23,990       33,164       26,054      32,059
11/30/96       23,298       24,657       35,671       27,127      33,585
12/31/96       23,107       25,138       34,964       27,838      33,137
1/31/97        24,800       25,766       37,148       28,395      34,797
2/28/97        22,837       24,210       37,439       27,706      33,425
3/31/97        20,850       22,502       35,901       26,399      31,306
4/30/97        20,923       22,241       38,044       26,473      31,979
5/31/97        24,836       25,584       40,361       29,418      34,953
6/30/97        26,136       26,452       42,172       30,679      36,204
7/31/97        26,761       27,807       45,525       32,106      39,293
8/31/97        27,878       28,642       42,974       32,841      38,573
9/30/97        30,245       30,927       45,327       35,244      40,982
10/31/97       28,417       29,070       43,813       33,696      39,024
11/30/97       28,234       28,377       45,842       33,478      39,101
12/31/97       27,898       28,393       46,629       34,064      39,499
1/31/98        27,615       28,014       47,145       33,526      39,240
2/28/98        30,398       30,487       50,545       36,005      42,726
3/31/98        32,653       31,766       53,134       37,490      44,827
4/30/98        31,983       31,961       53,668       37,697      45,116
5/31/98        28,401       29,639       52,746       35,667      42,984
6/30/98        28,994       29,941       54,888       35,742      44,991
7/31/98        25,733       27,441       54,304       32,849      43,323
8/31/98        19,947       21,107       46,465       26,470      35,016
9/30/98        22,306       23,247       49,428       28,542      37,931
10/31/98       24,586       24,459       53,450       29,706      39,797
11/30/98       26,120       26,357       56,692       31,262      42,782
12/31/98       29,741       28,742       59,955       33,196      47,754
1/31/99        28,413       30,034       62,462       33,638      50,374
2/28/99        25,643       27,287       60,521       30,913      47,222
3/31/99        25,862       28,259       62,944       31,396      50,066
4/30/99        26,893       30,754       65,380       34,209      51,261
5/31/99        27,202       30,803       63,835       34,709      50,566
6/30/99        29,045       32,426       67,378       36,278      54,305
7/31/99        27,640       31,423       65,275       35,283      53,086
8/31/99        27,357       30,248       64,952       33,977      52,871
9/30/99        29,174       30,831       63,171       33,984      52,991
10/31/99       31,390       31,621       67,169       34,122      56,995
11/30/99       34,985       34,964       68,549       36,159      62,340
12/31/99       44,389       41,127       72,571       40,252      73,589
1/31/00        39,982       40,744       68,924       39,606      71,986
2/29/00        58,021       50,223       67,620       46,146      87,165
3/31/00        47,738       44,944       74,235       43,104      85,147
4/30/00        42,920       40,406       72,001       40,510      77,029
5/31/00        39,770       36,868       70,524       38,149      71,397
6/30/00        43,913       41,631       72,263       41,475      79,845
7/31/00        40,896       38,063       71,133       40,140      77,091
8/31/00        45,051       42,067       75,551       43,203      86,670
9/30/00        40,631       39,977       71,563       41,933      83,079
10/31/00       41,848       36,732       71,260       40,061      77,090
11/30/00       35,098       30,063       65,642       35,949      63,396
12/31/00       36,658       31,902       65,963       39,036      65,856
1/31/01        38,332       34,484       68,304       41,069      67,537
2/28/01        33,854       29,757       62,076       38,374      57,362
3/31/01        27,847       27,052       58,143       36,497      51,175
4/30/01        33,020       30,364       62,661       39,352      57,211
5/31/01        33,957       31,067       63,081       40,319      57,086
6/30/01        36,167       31,958       61,546       41,747      55,799
7/31/01        32,882       29,196       60,940       39,488      52,928
8/31/01        30,242       27,373       57,125       38,213      48,974
9/31/01        23,241       22,956       52,507       33,069      43,121
10/31/01       26,159       25,165       53,512       28,869      45,757

   TOTAL RETURNS                                    AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                        1 Year    5 Years   10 Years       Since
   October 31, 2001                                                  Inception 2

 Emerging Growth Fund--Class A Shares  (40.93)%     1.84%       5.56%      7.45%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's maximum 5.50% sales charge. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Class A Shares inception date is June 15, 1988. Benchmark returns are for the period beginning June 30, 1988.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Class B Shares, Russell 2000 Growth Index,
S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $10,000 Investment (since inception)2

              Emerging    Russell 2000               Russell    Lipper Multi
            Growth Fund-    Growth       S&P 500      2000       Cap Growth
           Class B Shares   Index 3      Index 4     Index 5   Funds Average 6

6/20/96       $ 9,796      $10,000      $10,000      $10,000       $10,000
7/31/96         8,571        8,779        9,558        9,127         9,117
8/31/96         9,273        9,429        9,760        9,656         9,589
9/30/96         9,945        9,915       10,309       10,034        10,260
10/31/96        9,435        9,487       10,593        9,879        10,129
11/30/96        9,738        9,751       11,394       10,286        10,592
12/31/96        9,626        9,941       11,168       10,556        10,426
1/31/97        10,321       10,189       11,866       10,767        10,950
2/28/97         9,503        9,574       11,959       10,506        10,470
3/31/97         8,670        8,898       11,468       10,010         9,827
4/30/97         8,691        8,795       12,152       10,038        10,026
5/31/97        10,310       10,117       12,892       11,155        10,992
6/30/97        10,959       10,460       13,471       11,633        11,391
7/31/97        11,214       10,996       14,542       12,174        12,414
8/31/97        11,676       11,326       13,727       12,452        12,195
9/30/97        12,659       12,230       14,479       13,364        13,003
10/31/97       11,890       11,496       13,995       12,777        12,394
11/30/97       11,801       11,222       14,643       12,694        12,384
12/31/97       11,653       11,228       14,895       12,916        12,453
1/31/98        11,533       11,078       15,059       12,713        12,397
2/28/98        12,686       12,056       16,146       13,653        13,465
3/31/98        13,626       12,562       16,972       14,216        14,165
4/30/98        13,336       12,639       17,143       14,294        14,322
5/31/98        11,834       11,721       16,848       13,524        13,666
6/30/98        12,200       11,840       17,533       13,553        14,357
7/31/98        10,820       10,852       17,346       12,456        13,855
8/31/98         8,386        8,347       14,842       10,037        11,273
9/30/98         9,368        9,193       15,789       10,823        12,180
10/31/98       10,318        9,672       17,073       11,264        12,812
11/30/98       10,952       10,423       18,109       11,854        13,777
12/31/98       12,465       11,366       19,151       12,588        15,453
1/31/99        11,902       11,877       19,952       12,755        16,345
2/28/99        10,732       10,791       19,332       11,722        15,373
3/31/99        10,815       11,175       20,106       11,905        16,438
4/30/99        11,239       12,162       20,884       12,972        16,850
5/31/99        11,366       12,181       20,391       13,161        16,567
6/30/99        12,123       12,823       21,523       13,756        17,810
7/31/99        11,532       12,426       20,851       13,379        17,467
8/31/99        11,405       11,962       20,747       12,884        17,521
9/30/99        12,150       12,192       20,179       12,886        17,603
10/31/99       13,067       12,505       21,456       12,939        18,995
11/30/99       14,558       13,827       21,896       13,711        20,835
12/31/99       18,459       16,264       23,181       15,263        24,570
1/31/00        16,615       16,112       22,016       15,018        24,050
2/29/00        24,088       19,861       21,600       17,498        28,930
3/31/00        19,804       17,773       23,713       16,345        28,189
4/30/00        17,795       15,979       22,999       15,361        25,370
5/31/00        16,478       14,580       22,527       14,466        23,495
6/30/00        18,374       16,463       23,083       15,727        26,352
7/31/00        17,101       15,052       22,722       15,221        25,512
8/31/00        19,011       16,636       24,133       16,382        28,672
9/30/00        17,116       15,809       22,859       15,901        27,376
10/31/00       17,625       14,526       22,762       15,191        25,231
11/30/00       14,741       11,888       20,968       13,632        20,480
12/31/00       15,395       12,616       21,071       14,802        21,267
1/31/01        16,091       13,637       21,818       15,573        21,796
2/28/01        13,387       11,768       19,829       14,551        18,276
3/31/01        11,619       10,698       18,573       13,839        16,162
4/30/01        13,811       12,007       20,016       14,922        18,146
5/31/01        14,193       12,286       20,150       15,289        18,013
6/30/01        15,222       12,621       19,659       15,817        17,774
7/31/01        13,822       11,544       19,466       14,960        16,784
8/31/01        12,695       10,823       18,247       14,477        15,456
9/31/01         9,734        9,077       16,772       12,528        13,233
10/31/01       10,961        9,950       17,093       13,262        14,059

   TOTAL RETURNS                                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                 1 Year   5 Years      Since
   October 31, 2001                                              Inception 2

 Emerging Growth Fund--Class B Shares          (41.05)%     1.81%      1.73%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's contingent deferred sales charge applicable to the specified time periods. The contingent deferred sales charge for Class B shares decline over time from 5.00% to 0% after six years. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Class B Shares inception date is June 20, 1996. Benchmark returns are for the period beginning June 30, 1996.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Class C Shares, Russell 2000 Growth Index,
S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $10,000 Investment (since inception)2

              Emerging    Russell 2000               Russell    Lipper Multi
            Growth Fund-    Growth       S&P 500      2000       Cap Growth
           Class C Shares   Index 3      Index 4     Index 5   Funds Average 6

7/31/00         9,900       10,000       10,000       10,000        10,000
8/31/00        10,909       11,052       10,621       10,763        11,184
9/30/00         9,841       10,503       10,060       10,447        10,707
10/31/00       10,115        9,650       10,018        9,980         9,915
11/30/00        8,479        7,898        9,228        8,956         8,175
12/31/00        8,848        8,381        9,273        9,725         8,431
1/31/01         9,243        9,060        9,602       10,231         8,665
2/28/01         7,708        7,818        8,727        9,560         7,304
3/31/01         6,705        7,107        8,174        9,092         6,487
4/30/01         7,949        7,977        8,809        9,804         7,243
5/31/01         8,166        8,162        8,868       10,045         7,185
6/30/01         8,692        8,385        8,652       10,391         7,070
7/31/01         7,898        7,669        8,567        9,829         6,706
8/31/01         7,332        7,190        8,031        9,512         6,173
9/31/01         5,626        6,030        7,381        8,231         5,349
10/31/01        6,331        6,610        7,523        8,713         5,647

   TOTAL RETURNS                             AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                       1 Year       Since
   October 31, 2001                                           Inception 2

 Emerging Growth Fund--Class C Shares                (38.64)%    (30.60)%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions and includes the Fund's contingent deferred sales charge applicable to the specified time periods. The contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of purchase. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Class C Shares inception date is July 31, 2000. Benchmark returns are for the period beginning July 31, 2001.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
ADDITIONAL PERFORMANCE INFORMATION 1

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

Emerging Growth Fund--Institutional Class, Russell 2000 Growth Index,
S&P 500 Index, Russell 2000 Index and Lipper Multi Cap Growth Funds Average Growth of a $250,000 Investment (since inception)2

              Emerging      Russell 2000              Russell     Lipper Multi
            Growth Fund-      Growth       S&P 500      2000       Cap Growth
       Institutional Shares  Index 3      Index 4     Index 5   Funds Average 6

11/2/95       $250,000       $250,000     $250,000   $250,000      $250,000
11/30/95       249,450        261,035      260,975    260,504       259,098
12/31/95       251,800        266,819      266,002    267,377       260,350
1/31/96        245,700        264,610      275,051    267,089       262,322
2/29/96        267,475        276,676      277,610    275,414       271,284
3/31/96        268,525        282,146      280,278    281,020       274,671
4/30/96        298,950        303,807      284,410    296,047       290,135
5/31/96        312,500        319,387      291,753    307,713       299,797
6/30/96        301,250        298,634      292,858    295,078       290,886
7/31/96        264,275        262,177      279,919    269,305       265,974
8/31/96        285,575        281,586      285,824    284,940       279,221
9/30/96        306,725        296,087      301,920    296,076       298,193
10/31/96       291,200        283,314      310,238    291,513       294,333
11/30/96       300,800        291,193      333,688    303,524       308,247
12/31/96       298,475        296,870      327,076    311,479       303,663
1/31/97        320,325        304,286      347,510    317,704       318,552
2/28/97        295,000        285,908      350,234    310,000       305,250
3/31/97        269,525        265,733      335,844    295,373       286,885
4/30/97        270,475        262,660      355,893    296,196       293,016
5/31/97        321,125        302,138      377,561    329,148       320,549
6/30/97        338,200        312,383      394,503    343,253       331,720
7/31/97        346,275        328,388      425,873    359,226       361,250
8/31/97        360,850        338,243      402,011    367,445       354,482
9/30/97        391,375        365,235      424,023    394,340       377,592
10/31/97       367,950        343,298      409,861    377,017       360,039
11/30/97       365,575        335,112      428,835    374,579       360,309
12/31/97       361,425        335,301      436,200    381,135       363,240
1/31/98        357,750        330,828      441,025    375,120       361,203
2/28/98        393,825        360,036      472,833    402,858       392,038
3/31/98        423,425        375,138      497,051    419,472       411,519
4/30/98        414,125        377,439      502,047    421,794       415,969
5/31/98        367,725        350,017      493,418    399,077       397,133
6/30/98        375,550        353,593      513,465    399,917       416,929
7/31/98        333,325        324,067      507,992    367,542       402,654
8/31/98        258,500        249,258      434,662    296,173       327,244
9/30/98        289,100        274,530      462,386    319,350       353,969
10/31/98       318,700        288,849      500,006    332,375       372,650
11/30/98       338,650        311,256      530,333    349,789       399,900
12/31/98       385,675        339,423      560,859    371,434       447,699
1/31/99        368,550        354,690      584,312    376,370       474,075
2/28/99        332,825        322,245      566,153    345,886       445,276
3/31/99        335,650        333,722      588,822    351,286       476,109
4/30/99        348,950        363,193      611,605    382,764       488,309
5/31/99        353,275        363,769      597,158    388,355       479,667
6/30/99        377,200        382,930      630,304    405,916       515,115
7/31/99        359,075        371,089      610,623    394,778       505,291
8/31/99        355,425        357,211      607,602    380,168       507,413
9/30/99        379,025        364,101      590,945    380,251       509,412
10/31/99       407,950        373,427      628,341    381,791       551,314
11/30/99       454,850        412,912      641,252    404,587       603,430
12/31/99       577,175        485,688      678,877    450,387       713,548
1/31/00        519,975        481,168      644,765    443,154       699,395
2/29/00        754,875        593,119      632,559    516,335       841,454
3/31/00        621,225        530,773      694,442    482,292       822,276
4/30/00        558,550        477,183      673,549    453,270       741,503
5/31/00        517,775        435,399      659,730    426,853       687,178
6/30/00        571,700        491,644      675,994    464,062       767,808
7/31/00        532,450        449,510      665,426    449,132       744,153
8/31/00        586,725        496,792      706,758    483,401       836,165
9/30/00        529,375        472,112      669,446    469,194       797,352
10/31/00       545,250        433,789      666,616    448,249       735,326
11/30/00       457,325        355,027      614,060    402,235       599,014
12/31/00       478,000        376,752      617,066    436,780       621,781
1/31/01        499,750        407,246      638,959    459,521       636,458
2/28/01        417,100        351,422      580,697    429,370       534,681
3/31/01        363,150        319,472      543,910    408,367       474,134
4/30/01        430,750        358,584      586,177    440,313       532,150
5/31/01        443,000        366,889      590,105    451,136       528,049
6/30/01        471,875        376,895      575,742    466,713       520,373
7/31/01        429,175        344,742      570,075    441,450       491,033
8/31/01        394,775        323,212      534,383    427,192       452,594
9/31/01        303,450        271,060      491,182    369,687       388,529
10/31/01       341,600        297,137      500,592    391,321       412,243

   TOTAL RETURNS                                AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                             1 Year      5 Years       Since
   October 31, 2001                                              Inception 2

 Emerging Growth Fund--Institutional Class  (37.35)%       3.24%      5.34%

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE HISTORICAL PERFORMANCE OF THE FUND. Investment return and principal value will fluctuate so that an investor's shares may be worth more or less than their original cost when redeemed. All performance assumes the reinvestment of dividend and capital gain distributions. Performance figures for the classes differ because each class maintains a distinct sales charge and expense structure.
2 The Institutional Class inception date is November 2, 1995. Benchmark returns are for the period beginning October 31, 1995.
3 Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.
4 S&P 500 Index is an unmanaged index that measures the performance of 500 large
  US companies. During the year ended October 31, 2001, the Fund changed its benchmark from the S&P 500 Index to the Russell 2000 Growth Index as it more closely reflects the sectors in which the Fund invests.
5 Russell 2000 Index is an unmanaged index that tracks the common stock price movement of the 2000 smallest companies of the Russell 3000 Index, which measures the performance of the 3000 largest US companies based on total market capitalization.
6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS October 31, 2001

  SHARES  SECURITY                          VALUE
  ------  --------                          -----
COMMON STOCK (96.71%)
BASIC MATERIALS (6.37%)
 212,590 ATMI, Inc. 1 ................$ 4,051,965
  32,985 Symyx Technologies 1 ........    517,535
  56,417 Trex Company, Inc. 1 ........    789,274
                                      -----------
                                        5,358,774
                                      -----------
BUSINESS SERVICES (10.48%)
  85,697 CoStar Group, Inc. 1 ........  1,588,822
 143,007 Documentum, Inc. 1 ..........  2,112,213
  45,083 i2 Technologies, Inc. 1 .....    205,579
 192,712 Interwoven, Inc. 1 ..........  1,408,725
 128,245 Memberworks, Inc. 1 .........  1,154,205
  76,847 Novadigm, Inc. 1 ............    766,165
 162,456 QRS Corp. 1 .................  1,575,823
                                      -----------
                                        8,811,532
                                      -----------
CAPITAL GOODS (3.09%)
  67,495 AstroPower, Inc. 1 ..........  2,599,232
                                      -----------
CONSUMER CYCLICALS (17.18%)
 112,211 Apollo Group, Inc.--
           Class A 1 .................  4,561,377
  48,566 Bright Horizons Family
           Solutions, Inc. 1 .........  1,234,062
  17,431 HOT Topic, Inc. 1 ...........    440,656
 223,510 I-Many, Inc. 1 ..............  1,300,828
 205,805 Sunrise Assisted
           Living, Inc. 1 ............  6,151,512
  47,542 Tweeter Home Entertainment
           Group, Inc. 1 .............    749,262
                                      -----------
                                       14,437,697
                                      -----------
CONSUMER STAPLES (4.67%)
  45,900 Krispy Kreme
           Doughnuts, Inc. 1 .........  1,605,123
 145,142 O'Charleys, Inc. 1 ..........  2,320,821
                                      -----------
                                        3,925,944
                                      -----------
HEALTH CARE (10.12%)
 241,182 ArthroCare Corp. 1 ..........  4,763,344
  13,117 Aspect Medical Systems, Inc. 1   118,578
  36,214 Emisphere Technologies, Inc. 1   870,947
  27,906 Epix Medical, Inc. 1 ........    192,830
  85,073 Incyte Genomics, Inc. 1 .....  1,267,588
   9,984 Neose Technologies, Inc. 1 ..    293,130
  48,023 SonoSite, Inc. 1 ............    995,997
                                      -----------
                                        8,502,414
                                      -----------

  SHARES/
PRINCIPAL
   AMOUNT  SECURITY DESCRIPTION             VALUE
---------  --------------------             -----

MEDIA/TELECOMMUNICATIONS (16.57%)
  97,309 Alpha Industries, Inc. 1 ....$ 2,265,353
 151,276 Getty Images, Inc. 1 ........  2,358,393
 163,578 Powerwave Technologies, Inc. 1 2,502,743
 197,334 Tekelec, Inc. 1 .............  3,788,813
  97,706 WebEx Communications, Inc. 1   3,009,345
                                      -----------
                                       13,924,647
                                      -----------
TECHNOLOGY (21.42%)
 149,849 BroadVision, Inc. 1 .........    305,692
  22,324 Digimarc Corp. 1 ............    273,022
 108,778 Digital Insight Corp. 1 .....  1,811,154
 189,292 Eclipsys Corp. 1 ............  2,364,257
 227,786 RSA Security, Inc. 1 ........  2,742,549
 230,293 Sipex Corp. 1 ...............  1,980,520
  79,840 Synopsys, Inc. 1 ............  3,752,480
 201,289 Synplicity, Inc. 1 ..........  1,946,465
 146,645 Tripath Technology, Inc. 1 ..    186,239
 184,293 Wind River Systems 1 ........  2,642,762
                                      -----------
                                       18,005,140
                                      -----------
TRANSPORTATION (6.81%)
 155,946 Atlantic Coast
            Airlines, Inc. 1 .........  2,928,666
 106,112 Forward Air Corp. 1 .........  2,793,929
                                      -----------
                                        5,722,595
                                      -----------
TOTAL COMMON STOCK
   (Cost $63,438,287) ................ 81,287,975
                                      -----------

REPURCHASE AGREEMENT (1.26%)
$1,056,000 Goldman Sachs & Co.,
            dated 10/31/01,
            2.550%, principal and
            interest in the amount
            of $1,056,075, due
            11/1/01, collateralized
            by US Treasury Bill, par
            value $1,084,000,
            coupon rate 0.000%, due
            2/21/02, market value of
            $1,077,203 ...............  1,056,000
                                      -----------
TOTAL REPURCHASE AGREEMENT
   (Cost $1,056,000) .................  1,056,000
                                      -----------
TOTAL INVESTMENTS
   (Cost $64,494,287)2 ....... 97.97% $82,343,975

OTHER ASSETS IN EXCESS
   OF LIABILITIES ............  2.03    1,702,110
                              ------  -----------
NET ASSETS ...................100.00% $84,046,085
                              ======  ===========

-------------------------------------------------
1 Non-income producing security.
2 Aggregate cost for federal tax purposes is $68,165,502.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
                                                                OCTOBER 31, 2001
--------------------------------------------------------------------------------

ASSETS
  Investments, at value (cost $64,494,287) ....................... $82,343,975
  Cash ...........................................................         905
  Receivable for capital shares sold .............................       1,009
  Receivable for securities sold .................................   1,902,569
  Interest receivable ............................................          75
  Prepaid expenses and other .....................................      30,708
                                                                   -----------
Total assets .....................................................  84,279,241
                                                                   -----------
LIABILITIES
  Advisory fees payable ..........................................      58,991
  Payable for capital shares redeemed ............................      41,130
  Payable for securities purchased ...............................      17,082
  Transfer agent fees payable ....................................      16,508
  Custody fees payable ...........................................       6,332
  Accounting fees payable ........................................       4,361
  Accrued expenses and other .....................................      88,752
                                                                   -----------
Total liabilities ................................................     233,156
                                                                   -----------
NET ASSETS ....................................................... $84,046,085
                                                                   ===========
COMPOSITION OF NET ASSETS
  Paid-in capital ................................................ $73,581,341
  Accumulated net investment loss ................................     (12,513)
  Accumulated net realized loss from investment transactions .....  (7,372,431)
  Net unrealized appreciation on investments .....................  17,849,688
                                                                   -----------
NET ASSETS ....................................................... $84,046,085
                                                                   ===========
NET ASSET VALUE PER SHARE:
  Class A Shares 1 ............................................... $     17.04
                                                                   ===========
  Class B Shares 2 ............................................... $     16.20
                                                                   ===========
  Class C Shares 3 ............................................... $     16.18
                                                                   ===========
  Institutional Class 4 .......................................... $     17.28
                                                                   ===========
  BIAT Shares 5 .................................................. $     17.29
                                                                   ===========

1 Net asset value and redemption price per share (based on net assets of $43,024,431 and 2,525,319 shares outstanding). Maximum offering price per share was $18.03 ($17.04/0.945). Maximum offering price per share reflects the effect of 5.50% Front-end sales charge.
2 Net asset value and offering price per share (based on net assets of $2,758,437 and 170,266 shares outstanding). Redemption value is $15.39 Following a 5.00% Maximum contingent deferred sales charge.
3 Net asset value and offering price per share (based on net assets of $112,929 and 6,980 shares outstanding). Redemption value is $15.92 Following a 1.00% Maximum contingent deferred charge.
4 Net asset value per share (based on net assets of $1,236,435 and 71,560 shares outstanding).
5 Net asset value per share (based on net assets of $36,913,853 and 2,135,180 shares outstanding).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                         For the Year Ended
                                                           October 31, 2001
INVESTMENT INCOME
  Interest .................................................. $    116,617
                                                              ------------
EXPENSES
  Investment advisory fees ..................................    1,029,053
  Distribution fees:
    Class A Shares ..........................................      153,811
    Class B Shares ..........................................       45,364
    Class C Shares ..........................................        1,128
  Professional fees .........................................      104,801
  Transfer agent fees .......................................       88,548
  Accounting fees ...........................................       58,030
  Printing and shareholder reports ..........................       55,240
  Registration fees .........................................       52,830
  Custody fees ..............................................       19,299
  Directors' fees ...........................................        3,580
  Miscellaneous .............................................        8,605
                                                              ------------
    Total expenses ..........................................    1,620,289
                                                              ------------
Expenses in excess of income ................................   (1,503,672)
                                                              ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss from investment transactions ............   (5,873,927)
  Net change in unrealized appreciation/
     depreciation on investments ............................  (53,088,261)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS .............  (58,962,188)
                                                              ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .................. $(60,465,860)
                                                              ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the Years Ended October 31,
                                                                              2001             2000
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
  Expenses in excess of income ..................................... $  (1,503,672)  $  (1,935,391)
  Net realized gain (loss) from investment transactions ............    (5,873,927)     24,275,644
  Net change in unrealized appreciation/depreciation of investments    (53,088,261)     25,111,745
                                                                     -------------   -------------
Net increase (decrease) in net assets from operations ..............   (60,465,860)     47,451,998
                                                                     -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income and short-term gains:
    Class A Shares .................................................          --        (1,000,134)
    Class B Shares .................................................          --           (56,275)
    Institutional Class ............................................          --          (111,186)
    BIAT Shares ....................................................          --          (934,598)
  Net realized long-term gains:
    Class A Shares .................................................   (10,557,680)     (1,111,273)
    Class B Shares .................................................      (784,372)        (62,528)
    Class C Shares .................................................       (13,342)           --
    Institutional Class ............................................      (291,469)       (123,540)
    BIAT Shares ....................................................    (9,368,502)     (1,038,442)
                                                                     -------------   -------------
Total distributions ................................................   (21,015,365)     (4,437,976)
                                                                     -------------   -------------
CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares .....................................    31,909,497      27,137,624
  Dividend reinvestments ...........................................    19,873,104       4,247,011
  Cost of shares redeemed ..........................................   (58,041,149)    (49,110,205)
                                                                     -------------   -------------
Net decrease in net assets from capital share transactions .........    (6,258,548)    (17,725,570)
                                                                     -------------   -------------
Total increase (decrease) in net assets ............................   (87,739,773)     25,288,452

NET ASSETS
  Beginning of year ................................................   171,785,858     146,497,406
                                                                     -------------   -------------
  End of year (including accumulated net investment loss
    of $(12,513) and $(11,254), respectively) ...................... $  84,046,085   $ 171,785,858
                                                                     =============   =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES

                                                                                    FOR THE YEARS ENDED OCTOBER 31,
                                                     2001           2000          1999           1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ..............  $31.62         $24.36        $19.08         $23.17        $19.14
                                                   ------         ------        ------         ------        ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income .................   (0.31)1        (0.39)        (0.28)         (0.22)1       (0.18)
   Net realized and unrealized gain (loss)
     on investments .............................  (10.29)          8.41          5.56          (2.82)         4.95
                                                   ------         ------        ------         ------        ------
Total from investment operations ................  (10.60)          8.02          5.28          (3.04)         4.77
                                                   ------         ------        ------         ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains ................      --          (0.36)           --          (0.21)        (0.21)
   Net realized long-term gains .................   (3.98)         (0.40)           --          (0.84)        (0.53)
                                                   ------         ------        ------         ------        ------
Total distributions .............................   (3.98)         (0.76)           --          (1.05)        (0.74)
                                                   ------         ------        ------         ------        ------
NET ASSET VALUE, END OF YEAR ....................  $17.04         $31.62        $24.36         $19.08        $23.17
                                                   ======         ======        ======         ======        ======
TOTAL INVESTMENT RETURN 2 .......................  (37.49)%        33.32%        27.67%        (13.48)%       25.93%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ............................. $43,024        $84,322       $70,236        $65,247       $71,123
   Ratios to average net assets:
     Expenses in excess of income ...............   (1.33)%        (1.14)%       (1.19)%        (1.03)%       (0.97)%
     Expenses ...................................    1.43%          1.32%         1.40%          1.41%         1.44%
   Portfolio turnover rate ......................      24%            36%           38%            23%           42%

--------------------------------------------------------------------------------
1 Calculated based on average shares.
2 Total return excludes the effect of sales charges.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES

                                                                                    FOR THE YEARS ENDED OCTOBER 31,
                                                     2001           2000          1999           1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ..............  $30.46         $23.67        $18.69         $22.88        $19.10
                                                   ------         ------        ------         ------        ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income .................   (0.47)1        (0.45)        (0.55)         (0.37)1       (0.18)
   Net realized and unrealized gain (loss)
     on investments .............................   (9.81)          8.00          5.53          (2.77)         4.70
                                                   ------         ------        ------         ------        ------
Total from investment operations ................  (10.28)          7.55          4.98          (3.14)         4.52
                                                   ------         ------        ------         ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains ................      --          (0.36)           --          (0.21)        (0.21)
   Net realized long-term gains .................   (3.98)         (0.40)           --          (0.84)        (0.53)
                                                   ------         ------        ------         ------        ------
Total distributions .............................   (3.98)         (0.76)           --          (1.05)        (0.74)
                                                   ------         ------        ------         ------        ------
NET ASSET VALUE, END OF YEAR ....................  $16.20         $30.46        $23.67         $18.69        $22.88
                                                   ======         ======        ======         ======        ======
TOTAL INVESTMENT RETURN 2 .......................  (37.95)%        32.32%        26.65%        (14.11)%       24.69%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) .............................  $2,758         $8,136        $3,662         $5,155        $5,719
   Ratios to average net assets:
     Expenses in excess of income ...............   (2.08)%        (1.89)%       (1.94)%        (1.77)%       (1.73)%
     Expenses ...................................    2.18%          2.07%         2.15%          2.16%         2.19%
   Portfolio turnover rate ......................      24%            36%           38%            23%           42%

--------------------------------------------------------------------------------
1 Calculated based on average shares.
2 Total return excludes the effect of sales charge.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS C SHARES                                                                                 FOR THE PERIOD
                                                                            FOR THE            JULY 31, 2000 1
                                                                         YEAR ENDED                    THROUGH
                                                                   OCTOBER 31, 2001           OCTOBER 31, 2000
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ......................................  $30.47                     $29.83
                                                                             ------                     ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income ...........................................   (0.45)2                    (0.14)
   Net realized and unrealized gain (loss) on investments .................   (9.86)                      0.78
                                                                             ------                     ------
Total from investment operations ..........................................  (10.31)                      0.64
                                                                             ------                     ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized long-term gains ...........................................   (3.98)                        --
                                                                             ------                     ------
Total distributions .......................................................   (3.98)                        --
                                                                             ------                     ------
NET ASSET VALUE, END OF PERIOD ............................................  $16.18                     $30.47
                                                                             ======                     ======
TOTAL INVESTMENT RETURN 3 .................................................  (38.02)%                     2.15%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ...............................    $113                       $102
   Ratios to average net assets:
     Expenses in excess of income .........................................   (2.08)%                    (1.89)%4
     Expenses .............................................................    2.18%                      2.07%4
   Portfolio turnover rate ................................................      24%                        36%

--------------------------------------------------------------------------------
1 Commencement of operations.
2 Calculated based on average shares.
3 Total return excludes the effect of sales charges.
4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 INSTITUTIONAL CLASS

                                                                                    FOR THE YEARS ENDED OCTOBER 31,
                                                     2001           2000          1999           1998          1997
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ..............  $31.94         $24.54        $19.17         $23.25        $19.15
                                                   ------         ------        ------         ------        ------
INCOME FROM INVESTMENT OPERATIONS
   Expenses in excess of income .................   (0.26)1        (0.73)        (0.21)         (0.17)1       (0.26)
   Net realized and unrealized gain (loss)
     on investments .............................  (10.42)          8.89          5.58          (2.86)         5.10
                                                   ------         ------        ------         ------        ------
Total from investment operations ................  (10.68)          8.16          5.37          (3.03)         4.84
                                                   ------         ------        ------         ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains ................      --          (0.36)           --          (0.21)        (0.21)
   Net realized long-term gains .................   (3.98)         (0.40)           --          (0.84)        (0.53)
                                                   ------         ------        ------         ------        ------
Total distributions .............................   (3.98)         (0.76)           --          (1.05)        (0.74)
                                                   ------         ------        ------         ------        ------
NET ASSET VALUE, END OF YEAR ....................  $17.28         $31.94        $24.54         $19.17        $23.25
                                                   ======         ======        ======         ======        ======
TOTAL INVESTMENT RETURN .........................  (37.35)%        33.65%        28.01%        (13.39)%       26.36%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) .............................  $1,236         $2,358        $7,578         $6,243       $13,068
   Ratios to average net assets:
     Expenses in excess of income ...............   (1.08)%        (0.88)%       (0.94)%        (0.76)%       (0.74)%
     Expenses ...................................    1.18%          1.07%         1.15%          1.16%         1.19%
   Portfolio turnover rate ......................      24%            36%           38%            23%           42%

--------------------------------------------------------------------------------
1 Calculated based on average shares.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Emerging Growth Fund, Inc. (the 'Fund'), which was organized as a Maryland Corporation on July 2, 1987, began operations June 15, 1988. The Fund is registered under the Investment Company Act of 1940, as amended (the '1940 Act') as a diversified, open-end management investment company. The Fund seeks long-term capital appreciation primarily through investment in a diversified portfolio of common stocks of small and mid-sized emerging growth companies. Prior to April 9, 2001, the Fund was known as the Flag Investors Emerging Growth Fund, Inc.

The Fund consists of five share classes: Class A Shares, which began operations June 15, 1988; Class B Shares, which began operations June 20, 1996; Class C Shares, which began operations July 31, 2000; Institutional Class, which began operations November 2, 1995; and Brown Investment Advisory & Trust (BIAT) Shares (formerly, Alex. Brown Capital Advisory & Trust Shares), which began operations May 9, 1997. These financial statements reflect the financial highlights of Class A, B, C Shares and Institutional Class. Financial highlights for the
BIAT Shares are presented in a separate report.

The Class A, Class B and Class C Shares are subject to different sales charges. The Class A Shares have a front-end sales charge and the Class B and Class C Shares have a contingent deferred sales charge. In addition, the Class A Shares have a different distribution fee than the Class B and Class C Shares. The Institutional Class and BIAT Shares have neither a sales charge nor a distribution fee.

B. VALUATION OF SECURITIES
The Fund's investments listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the closing price of the securities traded on that exchange prior to the time when the Fund assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees.

C. SECURITIES TRANSACTIONS AND
   INVESTMENT INCOME
Securities transactions are accounted for on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Expenses are recorded as incurred. Income, gains and common expenses are allocated to each class based on its respective net assets. Class specific expenses are charged directly to each class.

D. DISTRIBUTIONS
It is the Fund's policy to declare and distribute dividends at least annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
The Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. A repurchase agreement is a short-term investment in which the Fund buys a debt security that the seller agrees to repurchase at a set time and price. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults. The Fund's access to the collateral may be delayed or limited if the broker defaults and the value of the collateral declines or if the broker enters into an insolvency proceeding.

F. FEDERAL INCOME TAXES
It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required in the financial statements.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly, permanent differences as of October 31, 2001 have been primarily attributable to a return of capital and a net operating loss, and have been reclassified to the following accounts:

 Undistributed           Accumulated
Net Investment          Net Realized             Paid-in
 Income (Loss)        Gains (Losses)             Capital
--------------        --------------            --------
    $1,502,413              $122,761        ($1,625,174)

G. CAPITAL LOSSES
At October 31, 2001, capital loss carryforwards available as a reduction against future net realized capital gains aggregate as follows:

  Net Realized
  Capital Loss       Expiration Year
 Carryforwards                  2009
 -------------       ---------------
    $3,701,216            $3,701,216

H. ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. ('ICCC'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's investment advisor and as of May 7, 2001, Brown Advisory Incorporated ('Brown Advisory') is the Fund's sub-advisor. Prior to May 7, 2001, Brown Advisory's affiliate, Brown Investment Advisory & Trust ('Brown Trust'), was the Fund's sub-advisor. As compensation for its advisory services, the Fund pays ICCC an annual fee equal to 0.85% of the Fund's average daily net assets. As compensation for its sub-advisory services, ICCC pays Brown Advisory an annual fee equal to 0.55% of the Fund's average daily net assets. Brown Advisory provides the same services that Brown Trust provided to the Fund and is entitled to receive the same rate of compensation.

ICCC provides accounting services to the Fund for which the Fund pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

ICCC also provides transfer agency services to the Fund for which the Fund pays ICCC a per account fee that is calculated and paid monthly.

Certain officers and directors of the Fund are also officers or directors of ICCC. These persons are not paid by the Fund for serving in these capacities.

ICC Distributors, Inc. ('ICCD'), a non-affiliated entity, provides distribution services to the Fund for which ICCD is paid an annual fee, pursuant to Rule 12b-1, that is calculated daily and paid monthly. This fee is paid at the following annual rates; 0.25% of the Class A Shares' average daily net assets and 0.75% of the Class B and Class C Shares' average daily net assets. Class B and Class C Shares are also subject to a 0.25% shareholder servicing fee. No distribution fees are charged to the Institutional Class or BIAT Shares.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

Bankers Trust Company, an affiliate of ICCC, provides custody services to the Fund for which the Fund pays Bankers Trust an annual fee.

The Fund participates with other funds in a retirement plan for eligible Directors (the Plan). Two retired directors receive benefits under the provisions of the Plan. On February 12, 2001, the Fund's current Directors, who had previously also participated in the Plan, voted to terminate the participation of current and future directors effective December 31, 2000. In connection with this termination, the Fund paid the current Directors their share of the accrued benefits, amounting to $7,043, either in cash or in a transfer into the Director's Deferred Compensation Plan. The actuarially computed pension expense allocated to the Fund for the year ended October 31, 2001 was $521 and the accrued liability was $2,698.

NOTE 3--CAPITAL SHARE TRANSACTIONS
The Fund is authorized to issue up to 35 million shares of $.001 par value capital stock (8 million Class A Shares, 1 million Class B Shares, 15 million Class C Shares, 5 million Institutional Class, 5 million BIAT Shares and 1 million undesignated). Transactions in capital shares were as follows:

                                              Class A Shares
              ----------------------------------------------
                   For the Year Ended     For the Year Ended
                     October 31, 2001       October 31, 2000
              -----------------------  ---------------------
                  Shares       Amount    Shares       Amount
              ----------  -----------  --------   ----------
Sold           1,227,674 $ 26,710,075   426,108 $ 15,695,330
Reinvested       384,956    9,581,551    70,927    1,990,933
Redeemed      (1,754,229) (36,867,315) (713,733) (23,051,067)
              ---------- ------------  -------- ------------
Net decrease    (141,599)$   (575,689) (216,698)$ (5,364,804)
              ========== ============  ======== ============

                                              Class B Shares
              ----------------------------------------------
                   For the Year Ended     For the Year Ended
                     October 31, 2001       October 31, 2000
              -----------------------  ---------------------
                  Shares       Amount    Shares       Amount
              ----------  -----------  --------   ----------
Sold              41,046  $   924,868   281,564  $ 9,329,207
Reinvested        29,229      695,954     3,893      106,032
Redeemed        (167,076)  (3,681,826) (173,094)  (5,764,560)
                --------  -----------  --------  -----------
Net increase
  (decrease)     (96,801) $(2,061,004)  112,363  $ 3,670,679
                ========  ===========  ========  ===========

                                              Class C Shares
               ---------------------------------------------
                                              For the Period
                                             July 31, 2000 1
                   For the Year Ended                through
                     October 31, 2001       October 31, 2000
               ----------------------  ---------------------
                  Shares       Amount    Shares       Amount
              ----------  -----------  --------   ----------
Sold               3,563      $76,044     3,352     $100,000
Reinvested           560       13,342        --          --
Redeemed            (495)      (7,460)       --          --
                   -----      -------     -----    --------
Net increase       3,628      $81,926     3,352    $100,000
                   =====      =======     =====    ========

--------------------------------------------------------------------------------
1 Inception date.

                                         Institutional Class
              ----------------------------------------------
                   For the Year Ended     For the Year Ended
                     October 31, 2001       October 31, 2000
              -----------------------  ---------------------
                  Shares       Amount    Shares       Amount
              ----------  -----------  --------   ----------
Sold               7,096    $ 158,800    13,569  $   555,831
Reinvested        10,386      261,633     7,771      219,845
Redeemed         (19,754)    (404,736) (256,358)  (8,389,236)
                --------  -----------  --------  -----------
Net increase
  (decrease)      (2,272)   $  15,697  (235,018) $(7,613,560)
                ========  ===========  ========  ===========

                                                 BIAT Shares
              ----------------------------------------------
                   For the Year Ended     For the Year Ended
                     October 31, 2001       October 31, 2000
              -----------------------  ---------------------
                  Shares       Amount    Shares       Amount
              ----------  -----------  --------   ----------
Sold             183,699 $  4,039,710    44,374  $ 1,457,256
Reinvested       369,719    9,320,624    68,181    1,930,201
Redeemed        (823,691) (17,079,812) (354,868) (11,905,342)
                --------  -----------  --------  -----------
Net decrease    (270,273)$ (3,719,478) (242,313) $(8,517,885)
                ========  ===========  ========  ===========

NOTE 4--PURCHASES AND SALES OF
INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the year ended October 31, 2001, were $28,745,118 and $57,880,020, respectively.

For federal income tax purposes, the tax basis of investments held at October 31, 2001 was $68,165,502. The aggregate gross unrealized appreciation for all investments at October 31, 2001, was $24,319,619, and the aggregate gross unrealized depreciation for all investments was $10,141,146.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 5--CONCENTRATION OF OWNERSHIP
From time to time the Funds may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At October 31, 2001 there was one shareholder who individually held 10% of the outstanding shares of the Fund.

NOTE 6--RISKS OF INVESTING IN SMALL AND EMERGING GROWTH COMPANIES
There are risks to investors inherent in the characteristics of emerging growth companies. The Fund may invest in companies that have relatively small revenues and lack depth of management. Investments in such companies tend to be volatile and are therefore speculative. They may have a small share of the market for their products or services and they may provide goods or services to a regional or limited market. Small companies may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing on favorable terms. In addition, they may be developing or marketing new products or services for which markets are not yet established and may never become established. Such companies may have or may develop only a regional market for products or services and thus be affected by local or regional market conditions. Moreover, small companies may have insignificant market share in their industries and may have difficulty maintaining or increasing their market share in competition with larger companies. Due to these and other factors, small companies may suffer significant losses.

NOTE 7--SUBSEQUENT EVENT
In order to fulfill special redemption requests, on November 7, 2001, the Fund made a redemption in-kind of securities and cash totaling $36,686,092.

--------------------------------------------------------------------------------

Emerging Growth Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Class A, B, C Shares and Institutional Class of Emerging Growth Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights for Class A, B, C Shares and Institutional Class (financial highlights for BIAT Class are presented in a separate report) present fairly, in all material respects, the financial position of Emerging Growth Fund, Inc. (the 'Fund') at October 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights (for Class A, B, C Shares and Institutional Class) for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
December 7, 2001


--------------------------------------------------------------------------------
TAX INFORMATION (Unaudited) For the Year Ended October 31, 2001

The amounts may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The Fund's distribution to shareholders included $20,892,605 from long-term capital gains, all of which is taxable at the 20% capital gains rate.

--------------------------------------------------------------------------------

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.


Emerging Growth Fund
   Class A Shares                                            CUSIP #29089S101
   Class B Shares                                            CUSIP #29089S309
   Class C Shares                                            CUSIP #29089S408
   Institutional Class                                       CUSIP #29089S200
                                                             BDEGANN(10/01)
                                                             Printed 12/01
   Distributed by:
   ICC Distributors, Inc.